Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 CNY (¥)
Assets:
Cash and cash equivalents	¥ 1,195,351,730		¥ 602,270,607	¥ 584,762,494	$ 168,361,770
Restricted cash	749,069,826		404,689,250		105,504,278
Accounts receivable and contract assets, net	1,659,587,975		1,161,911,740		233,748,077
Financial investments	608,198,249		192,619,850		85,662,932
Loan receivable from Xiaoying, net	4,947,833,357		3,810,393,225		696,887,753
Loans at fair value	0		120,279,612		0
Deposits to institutional cooperators, net	1,702,472,396		1,770,317,425		239,788,222
Prepaid expenses and other current assets	48,767,987		71,082,341		6,868,827
Deferred tax assets, net	243,238,327		185,860,026		34,259,402
Long-term investments	493,411,355		495,994,880		69,495,536
Property and equipment, net	8,642,392		5,861,360		1,217,255
Intangible assets, net	36,810,384		36,549,922		5,184,634
Other non-current assets	55,264,517		67,203,542		7,783,844
Total assets	11,650,024,640		8,837,663,448		1,640,871,650
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757		2,627,910,203		504,801,582
Payable to investors at fair value	0		141,288,810		0
Guarantee liabilities	61,906,509		0	0	8,719,349	¥ 9,789,626
Financial guarantee derivative	0		107,890,394		0
Short-term borrowings	565,000,000		70,208,800		79,578,586
Accrued payroll and welfare	86,770,637		63,681,358		12,221,389
Other taxes payable	289,821,092		255,690,734		40,820,448
Income taxes payable	446,499,777		270,088,963		62,888,178
Accrued expenses and other current liabilities	575,727,263		476,034,533		81,089,489
Other non-current liabilities	37,571,057		51,193,049		5,291,773
Deferred tax liabilities	30,039,799		721,677		4,231,017
Total liabilities	5,802,900,353		4,084,408,756		817,321,420
Net income	1,186,793,974	$ 167,156,435	811,996,439	825,407,023
Net cash provided by operating activities	814,137,169	114,668,821	322,701,870	449,171,181
Net cash used in investing activities	(1,106,334,486)	(155,823,953)	(913,388,006)	(2,347,593,831)
Net cash provided by (used in) financing activities	1,227,458,379	172,883,896	576,351,240	1,301,311,826
Xiaoying Housing Loan
Assets:
Loan receivable from Xiaoying, net	8,656,846		10,061,258		1,219,291
Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	4,947,833,357		3,810,393,225		696,887,753
One of the subsidiaries
Assets:
Loan receivable from Xiaoying, net	231,346,839		146,245,430
Consolidated Trusts [Member]
Assets:
Restricted cash	711,756,581		398,439,250		100,248,818
Accounts receivable and contract assets, net	54,749,985		37,262,868		7,711,374
Loans at fair value			120,279,612
Prepaid expenses and other current assets			5,073,797
Total assets	4,337,789,740		3,332,982,650		610,964,907
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757		2,627,910,203		504,801,582
Payable to investors at fair value			141,288,810
Other taxes payable	4,060,878		3,226,746		571,963
Accrued expenses and other current liabilities	43,599,849		16,698,946		6,140,910
Total liabilities	3,631,701,484		2,789,124,705		511,514,455
Net revenue	726,005,363	102,255,717	648,893,767	285,859,862
Net income	458,613,718	64,594,391	360,550,889	105,610,429
Net cash provided by operating activities	172,210,364	24,255,322	273,610,963	155,272,678
Net cash used in investing activities	(673,734,777)	(94,893,559)	(928,400,322)	(433,914,047)
Net cash provided by (used in) financing activities	814,841,744	114,768,059	840,416,352	14,599,010
Consolidated Trusts [Member] | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	3,571,283,174		2,771,927,123		503,004,715
Consolidated Trusts [Member] | One of the subsidiaries
Assets:
Loans at fair value	115,900,000		81,200,000
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	295,277,830		116,523,581		41,589,013
Restricted cash	716,870,052		403,439,250		100,969,035
Accounts receivable and contract assets, net	83,535,036		65,289,514		11,765,664
Loans at fair value	0		120,279,612		0
Prepaid expenses and other current assets	25,280,941		53,328,083		3,560,746
Deferred tax assets, net	118,587,356		2,277,314		16,702,680
Long-term investments	493,411,355		495,994,880		69,495,536
Property and equipment, net	1,054,565		604,992		148,532
Intangible assets, net	28,153,262		28,711,872		3,965,304
Income taxes receivable	0		1,870,729		0
Other non-current assets	22,984		2,469,629		3,237
Total assets	6,647,581,573		5,078,446,206		936,292,282
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757		2,627,910,203		504,801,582
Payable to investors at fair value	0		141,288,810		0
Financial guarantee derivative	0		107,890,394		0
Short-term borrowings	320,000,000		20,000,000		45,071,057
Accrued payroll and welfare	15,011,080		12,047,490		2,114,266
Other taxes payable	126,900,881		123,105,603		17,873,615
Income taxes payable	28,266,791		0		3,981,294
Accrued expenses and other current liabilities	69,989,510		102,148,275		9,857,816
Other non-current liabilities	0		1,937,009		0
Total liabilities	4,144,209,019		3,136,327,784		583,699,630
Net revenue	1,500,275,059	211,309,323	1,350,809,649	1,388,255,858
Net income	438,091,276	61,703,866	738,032,308	695,892,749
Net cash provided by operating activities	51,412,210	7,241,258	151,675,178	485,090,529
Net cash used in investing activities	(674,068,903)	(94,940,619)	(925,707,537)	(702,678,519)
Net cash provided by (used in) financing activities	¥ 1,114,841,744	$ 157,022,176	¥ 860,416,352	¥ (4,100,990)
Percentage of consolidated revenues	31.00%	31.00%	38.00%	38.00%
Percentage of consolidated total assets	57.00%	57.00%	57.00%
Percentage of consolidated total liabilities	71.00%	71.00%	77.00%
VIEs and Consolidated Trusts | Xiaoying Housing Loan
Assets:
Loan receivable from Xiaoying, net	¥ 8,656,846		¥ 10,061,258		1,219,291
VIEs and Consolidated Trusts | Xiaoying Credit Loans and other loans
Assets:
Loan receivable from Xiaoying, net	¥ 4,876,731,346		¥ 3,777,595,492		$ 686,873,244